CONSOLIDATED STATEMENT OF EQUITY (CAD) In Millions, unless otherwise specified	Total	TC PipeLines, LP	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests	Equity Attributable to Non-Controlling Interests TC PipeLines, LP	Equity Attributable to Non-Controlling Interests Portland	Equity Attributable to Non-Controlling Interests TRANSCANADA PIPELINES LIMITED
Balance at Dec. 31, 2009				11,338	539	346	4,158	(872)	1,174
Increase (decrease) in equity
Shares issued under dividend reinvestment plan (Note 18)	378			378
Shares issued on exercise of stock options (Note 18)				29
Shares issued under public offering, net of issue costs					685
Issuance of stock options, net of exercises						3
Net income attributable to controlling interests	1,278						1,278
Common share dividends							(1,109)
Preferred share dividends							(45)
Other comprehensive income/(loss)	(408)							(371)
Net income attributable to non-controlling interests	115									87	6
Preferred share dividends												22
Other comprehensive (loss)/ income attributable to non-controlling interests									(37)
Sale of TC PipeLines, LP units
Distributions declared to non-controlling interests									(112)
Foreign exchange and other									17
Balance at Dec. 31, 2010	17,514		16,357	11,745	1,224	349	4,282	(1,243)	1,157
Increase (decrease) in equity
Shares issued under dividend reinvestment plan (Note 18)	202			202
Shares issued on exercise of stock options (Note 18)				64
Issuance of stock options, net of exercises						1
Dilution gain from TC PipeLines, LP units issued (Note 23)						30
Net income attributable to controlling interests	1,581						1,581
Common share dividends							(1,180)
Preferred share dividends							(55)
Other comprehensive income/(loss)	(171)							(206)
Net income attributable to non-controlling interests	129									101	6
Preferred share dividends												22
Other comprehensive (loss)/ income attributable to non-controlling interests									35
Sale of TC PipeLines, LP units
Proceeds, net of issue costs										321
Decrease in TransCanada's ownership										(50)
Distributions declared to non-controlling interests									(131)
Foreign exchange and other									4
Balance at Dec. 31, 2011	18,259		16,794	12,011	1,224	380	4,628	(1,449)	1,465
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 18)				58
Issuance of stock options, net of exercises						(1)
Net income attributable to controlling interests	1,354						1,354
Common share dividends							(1,240)
Preferred share dividends							(55)
Other comprehensive income/(loss)	(20)							1
Net income attributable to non-controlling interests	118									91	5
Preferred share dividends												22
Other comprehensive (loss)/ income attributable to non-controlling interests									(21)
Sale of TC PipeLines, LP units
Distributions declared to non-controlling interests									(135)
Foreign exchange and other									(2)
Balance at Dec. 31, 2012	18,336		16,911	12,069	1,224	379	4,687	(1,448)	1,425